Accounting policies - Reporting entity (Details)		7 Months Ended	12 Months Ended
	May 10, 2023	Dec. 31, 2023	Dec. 31, 2025 facility shaft region plant reef concentrator continent shaftComplex
Disclosure of initial application of standards or interpretations [line items]
Number of continents | continent			5
Number of regions | region			4
Number of established shaft complexes | shaftComplex			2
Number of concentrators on site | concentrator			8
Copper Mines of Tasmania Proprietary Limited
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in entity			100.00%
Metallix
Disclosure of initial application of standards or interpretations [line items]
Number of processing and recycling operations | facility			2
Keliber
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary		79.82%	79.82%
Century
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Beatrix
Disclosure of initial application of standards or interpretations [line items]
Number of operating vertical shafts			2
Number of metallurgical plants | plant			1
Driefontein
Disclosure of initial application of standards or interpretations [line items]
Number of operating vertical shafts			4
Number of metallurgical plants | plant			1
Number of reefs | reef			3
Kloof
Disclosure of initial application of standards or interpretations [line items]
Number of operating vertical shafts			2
Number of reefs | reef			4
Cooke
Disclosure of initial application of standards or interpretations [line items]
Number of operating vertical shafts			4
Mimosa
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in associate			50.00%
Marikana
Disclosure of initial application of standards or interpretations [line items]
Number of shafts and concentrators			5
Number of concentrators on site | concentrator			4
Rustenburg operation
Disclosure of initial application of standards or interpretations [line items]
Number of operating vertical shafts			3
Number of operating decline shafts			2
Number of storage facilities | facility			1
Kroondal
Disclosure of initial application of standards or interpretations [line items]
Number of operating decline shafts			4
Number of storage facilities | facility			3
Number of concentrating plants | plant			2